Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Deferred tax liability	$ 897	$ 1,005	[1]
Total deferred tax liabilities	1,272	1,557
Deferred tax assets	1,118	1,139	[1]
Total deferred tax assets	1,493	1,691
Net deferred tax assets	221	134
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	1,270	1,555
Deferred tax assets	1,400	1,614
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	2	2
Deferred tax assets	$ 93	$ 77

[1]	Amounts have been reclassified to reflect the current presentation.